Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Sales		$ 764
Cost of sales		1,869	178
Gross loss		(1,105)	(178)
Research and development, net		5,215	4,163	1,523
Sales and marketing		3,041	1,672	987
General and administrative		2,850	2,189	2,028
Operating loss		(12,211)	(8,202)	(4,538)
Finance income (expenses), net		456	377	(43)
Loss before income tax		(11,755)	(7,825)	(4,581)
Income tax benefit
Net loss		$ (11,755)	$ (7,825)	$ (4,581)
Net loss per ordinary share attributable to shareholders basic	[1]	$ (1.99)	$ (1.51)	$ (2.27)
Net loss per ordinary share attributable to shareholders diluted	[1]	$ (1.99)	$ (1.51)	$ (2.27)
Weighted average ordinary shares outstanding basic	[1]	5,912	5,166	2,020
Weighted average ordinary shares outstanding diluted	[1]	5,912	5,166	2,020

[1]	Adjusted to reflect reverse stock split, see Note 11